Consolidated Statements of Shareholders' Equity (Deficit) - USD ($)	Common Stock ADS	Common Stock	Treasury Stock	Additional Paid In Capital	Accumulated Deficit	ADS	Total
Balance at beginning of year at Dec. 31, 2021			$ (2,932,000)	$ 31,659,017	$ (28,069,985)		$ 657,032
Balance at beginning of year (in shares) at Dec. 31, 2021	55,913	55,913
Net loss					(9,381,496)		(9,381,496)
Stock based compensation				764,007			764,007
Reclassification of warrant liability upon issuance of Exchange warrant				296,362			296,362
Issuance of ADS and Pre-Funded Warrants, net				14,877,332			14,877,332
Issuance of ADS and Pre-Funded Warrants, net (in shares)	280,000	280,000
Cashless exercise of warrants (in shares)	64,292	64,292
Settlement of accrued expenses				193,537			193,537
Settlement of accrued expenses (in shares)	3,682	3,682
Deemed dividend on warrant modification				65,266	(65,266)
Balance at end of year at Dec. 31, 2022			(2,932,000)	47,855,521	(37,516,747)		$ 7,406,774
Balance at ending of year (in shares) at Dec. 31, 2022	403,887	403,887				403,887	403,887
Net loss					(8,686,573)		$ (8,686,573)
Stock based compensation				1,094,549			1,094,549
Retirement of Treasury Stock			$ 2,932,000	(2,932,000)
Issuance of ADS and Pre-Funded Warrants, net				5,849,266			5,849,266
Issuance of ADS and Pre-Funded Warrants, net (in shares)	583,333	583,333
Balance at end of year at Dec. 31, 2023				$ 51,867,336	$ (46,203,320)		$ 5,664,016
Balance at ending of year (in shares) at Dec. 31, 2023	987,220	987,220				987,220	987,220